Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Preferred Stock, par value (in Dollars per share)	$ 0	[1]	$ 0
Preferred stock, shares issued	0	[1]	0
Preferred stock, shares outstanding	0	[1]	0
Common stock, par value (in Dollars per share)	$ 0	[1]	$ 0.001
Common stock, shares authorized			612,000,000
Common stock, shares issued	18,341,294	[1]	6,555,305
Common stock, shares outstanding	18,341,294	[1]	6,555,305
Series A Preferred Stock [Member]
Preferred Stock, par value (in Dollars per share)	$ 0.001		$ 0.001
Preferred stock, shares authorized	0		24,543,626
Preferred stock, shares issued	0		23,863,302
Preferred stock, shares outstanding	0		23,863,302
Preferred stock, liquidation value (in Dollars)			$ 14,556,614
Series B Preferred Stock [Member]
Preferred Stock, par value (in Dollars per share)	$ 0.001		$ 0.001
Preferred stock, shares authorized	0		227,000,000
Preferred stock, shares issued	0		171,199,348
Preferred stock, shares outstanding	0		171,199,348
Preferred stock, liquidation value (in Dollars)			$ 8,559,967

[1]	The condensed consolidated balance sheet as of December 31, 2014 has been derived from the audited financial statements as of that date.